Trade Accounts Receivables - Movement in the Allowance for Expected Credit Losses of Trade Receivables (Detail) - Trade receivables [member] - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Trade Accounts Receivable [line items]
Beginning balance	R$ 7,745	R$ 5,048
Charge for the year	35,695	12,257
Reversal	(3,179)	(3,051)
Write-off	(16,605)	(6,509)
Ending balance	R$ 23,656	R$ 7,745